Loss per Ordinary Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		4,518,406	3,106,000
Options and Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,717,721	1,182,066